BUSINESS COMBINATION - Research and Development Services and Administrative services (Details) - Aspire Group [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Revenues generated from the Transition Services Agreement	$ 767	$ 1,617	$ 2,430
Expenses derived by the Cost Allocation Agreement:
Labor (included in general and administrative expenses)	130	251	66
Rent (included in depreciation and interest with respect to right of use)	50	1,198	1,064
Other (included in general and administrative expenses)	137	230	160
Total expenses	$ 317	$ 1,679	$ 1,290